PENSIONS - Principal actuarial assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PENSIONS
Discount rate		5.35%
USA
PENSIONS
Discount rate	5.55%
Inflation	2.25%	2.50%	2.25%
Future salary increases	2.50%	2.50%	2.50%
Future pension increases	0.00%	0.00%	0.00%
USA | Minimum
PENSIONS
Discount rate			2.65%
USA | Maximum
PENSIONS
Discount rate			5.35%
UK
PENSIONS
Discount rate	5.30%	4.40%	4.80%
Future salary increases	2.70%	2.60%	2.30%
Future pension increases	2.20%	2.20%	2.00%
UK | Minimum
PENSIONS
Inflation	2.70%	2.60%	2.30%
UK | Maximum
PENSIONS
Inflation	3.30%	3.20%	3.00%
France
PENSIONS
Discount rate	3.30%	3.15%	3.70%
Inflation	3.30%	3.15%	3.70%
Future salary increases	3.20%	3.00%	3.00%
Future pension increases	2.00%	2.10%	2.20%
Switzerland
PENSIONS
Discount rate	0.90%	1.50%	2.00%
Inflation	1.00%	1.00%	1.00%
Future salary increases	1.00%	1.00%	1.00%
Future pension increases	0.00%	0.00%	0.00%
Austria
PENSIONS
Discount rate	3.43%	4.05%	3.30%
Inflation	3.25%	4.36%
Future salary increases	3.25%	4.36%	5.00%
Future pension increases	0.00%	0.00%
Japan
PENSIONS
Discount rate	1.70%	1.30%	1.30%
Inflation	0.00%	0.00%	0.00%
Future salary increases	2.00%	2.00%	1.70%
Future pension increases	0.00%	0.00%	0.00%